UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

7 Reddy Lane

Loudonville, NY 12211

(Address of principal executive offices)

(Zip code)

Paul K. Hoffmeister

7 Reddy Lane

Loudonville, NY 12211

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Georgetowne Long/Short Fund

A Series of the Georgetowne Funds

SEMI-ANNUAL REPORT

APRIL 30, 2006

(Unaudited)

GEORGETOWNE LONG/SHORT FUND

GRAPHICAL ILLUSTRATION

APRIL 30, 2006 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

GEORGETOWNE LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2006 (UNAUDITED)

Shares		Value
COMMON STOCKS - 101.24%

Air Transportation Scheduled - 1.97%
206	US Airways, Inc.	$ 8,911

Agricultural Production-Crops - 1.79%
500	Chiquita Brands International, Inc.	8,110

Computer Communications Equipment - 2.42%
1,200	Lanoptics Ltd. *	10,956

Drawing & Insulating of Nonferrous Wire - 1.22%
200	Corning, Inc. *	5,526

Electromedical & Electrotherapeutic Apparatus - 5.70%
200	Medtronic, Inc.	10,024
400	St. Jude Medical, Inc.	15,792
		25,816
Farm Machinery & Equipment - 3.14%
600	AGCO Corp.	14,202

Fats & Oils - 5.94%
300	Archer Daniels Midland Co.	10,902
300	Bunge Ltd.	16,005
		26,907
Food and Kindred Products - 3.62%
100	Altria Group, Inc.	7,316
400	Conagra Foods, Inc.	9,072
		16,388
Greeting Cards - 1.99%
300	CSS Industries, Inc.	9,030

* Non-income producing

The accompanying notes are an integral part of these financial statements.

GEORGETOWNE LONG/SHORT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

Shares		Value

Industrial Inorganic Chemicals - 1.64%
250	Georgia Gulf Corp.	7,415

Motor Vehicle Parts & Accessories - 1.66%
400	Superior Industries International, Inc.	7,528

Optical Instruments & Lenses - 3.62%
5,500	Meade Instruments Corp.	16,390

Pharmaceutical Preparations - 2.83%
300	Abbott Laboratories	12,822

Radiotelephone Communications - 7.80%
1,600	Broadwing Corp. *	22,224
400	Mobile Telesystems OJSC ADR	13,064
		35,288
Secondary Smelting & Refining - 3.07%
300	Aleris International, Inc. *	13,875

Semiconductors & Related Devices - 18.45%
1,000	Altera Corp. * †	21,840
1,500	Broadcom Corp. * †	61,665
		83,505
Services-Advertising Agencies - 0.63%
300	Interpublic Group Companies, Inc. *	2,874

Services-Computer Integrated - 5.35%
1,100	Packeteer, Inc. *	14,366
300	Yahoo, Inc. *	9,834
		24,200

* Non-income producing

† Security is pledged as Collateral for Securities Sold Short.

ADR- American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Shares		Value

Services-Nursing & Personal Care Facilities - 4.29%
800	Kindred Healthcare, Inc.	19,408

Services-Engineering Services - 0.94%
200	Essex Corp. *	4,266

Services-Prepackaged Software - 2.88%
200	Microsoft Corp.	4,830
1,000	Novell, Inc.	8,220
		13,050
Telephone & Telegraph Apparatus - 11.34%
700	Qualcomm, Inc. †	35,938
300	Qualcomm, Inc.	15,402
		51,340
Tires & Inner Tubes - 1.68%
600	Cooper Tire & Rubber Co.	7,620

Transportation Services - 2.47%
600	Expedia, Inc. *	11,190

Wood Household Furniture - 4.79%
800	Stanley Furniture Co, Inc.	21,672

TOTAL FOR COMMON STOCKS (Cost $399,778) - 101.24%		458,289

* Non-income producing

† Security is pledged as Collateral for Securities Sold Short.

The accompanying notes are an integral part of these financial statements.

Shares		Value
PUT OPTIONS

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Broadcom Corp.
150	January 2007 Puts @ 20.00	$ 15
15,000	May 2006 Puts @ 25.00	-
	Total (Premiums Paid $2,196) - 0.00%	$ 15

SHORT TERM INVESTMENTS - 1.72%
7,775	First American Treasury Obligations Fund Class A 4.32%** (Cost $7,775)	7,775

TOTAL INVESTMENTS (Cost $409,749) - 102.96%		466,079

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.96%)		(13,398)

NET ASSETS - 100.00%		$ 452,681

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at April 30, 2006.

The accompanying notes are an integral part of these financial statements.

GEORGETOWNE LONG/SHORT FUND

SCHEDULE OF CALL OPTIONS WRITTEN

APRIL 30, 2006 (UNAUDITED)

CALL OPTIONS WRITTEN

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value
Corning, Inc.
May 2006 Call @ 30.00	200	$ 40
Total (Premiums Received $168)		$ 40

The accompanying notes are an integral part of these financial statements.

GEORGETOWNE LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

APRIL 30, 2006 (UNAUDITED)

Shares		Value
100	Acuity Brands	$ 4,128
500	DirecTV Group, Inc.	8,540
200	eBay, Inc.	6,882
500	Hot Topic, Inc.	7,415
300	Marvell Technology Group, Ltd.	17,127
400	Petco Animal Supplies, Inc.	8,760
500	PT Indosat tbk ADR	15,200
300	VCA Antech, Inc.	9,327

Total Securities Sold Short (Proceeds - $72,823)		$ 77,379

ADR- American Depository Receipt

The accompanying notes are an integral part of these financial statements.

GEORGETOWNE LONG/SHORT FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2006 (UNAUDITED)

Assets:
Investments, at Value (Cost $409,749)	$ 466,079

Cash	50
Deposit with Broker for Securities Sold Short	56,574
Receivables:
Receivable for Securities Sold	13,433
Dividends and Interest	482
Total Assets	536,618
Liabilities:
Securities Sold Short, at Value (proceeds $72,823)	77,379
Covered Call Options Written at Fair Value (premiums received $168)	40
Payable for Securities Purchased	5,126
Accrued Management Fees	1,392
Total Liabilities	83,937
Net Assets	$ 452,681

Net Assets Consist of:
Paid In Capital	$ 399,471
Accumulated Undistributed Net Investment Loss	(1,623)
Accumulated Realized Gain on Investments, Options Written and Securities Sold Short - Net	2,931
Net Unrealized Appreciation in Value of Investments, Options Written
and Securities Sold Short Based on Identified Cost - Net	51,902
Net Assets	$ 452,681

Net Asset Value Per Share	$ 11.79

The accompanying notes are an integral part of these financial statements.

GEORGETOWNE LONG/SHORT FUND

STATEMENT OF OPERATIONS

For the Six Months Ended APRIL 30, 2006 (UNAUDITED)

Investment Income:
Dividends (net of foreign witholding taxes of $28)	$ 1,141
Interest	1,570
Total Investment Income	2,711
Expenses:
Advisory fees (Note 3)	3,904
Dividend Expense	197
Interest Expense	233
Total Expenses	4,334

Net Investment Loss	(1,623)

Realized and Unrealized Gain (Loss) from Investments:
Realized Gain on Investments	8,081
Realized Gain on Options	540
Realized Loss on Securities Sold Short	(6,415)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	71,755
Options	(2,053)
Securities Sold Short	(2,349)
Net Realized and Unrealized Gain from Investments	69,559

Net Increase in Net Assets Resulting from Operations	$ 67,936

The accompanying notes are an integral part of these financial statements.

GEORGETOWNE LONG/SHORT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	4/30/2006	10/31/2005
Increase (Decrease) in net assets from operations:
Net investment loss	$ (1,623)	$ (2,442)
Net realized gain from investments, options
written and securities sold short	2,206	49,609
Net unrealized appreciation (depreciation) on investments,
options written and securities sold short	67,353	(20,048)
Net increase in net assets resulting from operations	67,936	27,119

Distributions to Shareholders	(23,871)	-

Capital Share Transactions (Note 5)	58,872	29,933

Total increase	102,937	57,052

Net Assets:
Beginning of period	349,744	292,692

End of period	$ 452,681	$ 349,744

The accompanying notes are an integral part of these financial statements.

GEORGETOWNE LONG/SHORT FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period:

	(Unaudited)
	Six Months	Year
	Ended	Ended
	4/30/2006	10/31/2005	10/31/2004*
Net Asset Value, at Beginning of Period	$ 10.58	$ 9.72	$10.00
Income From Investment Operations:
Net Investment Loss **	(0.05)	(0.07)	(0.10)
Net Gains (Losses) on Securities (Realized and Unrealized)	1.95	0.93	(0.18)
Total from Investment Operations	1.90	0.86	(0.28)
Distributions	(0.70)	-	-

Net Asset Value, at End of Period	$ 11.78	$10.58	$ 9.72

Total Return ***	19.07%	8.85%	(2.80)%
Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 453	$ 350	$ 293
Ratio of Expenses to Average Net Assets, excluding Dividends
and Interest on Securities Sold Short	1.99%(a)	1.99%	1.99%(a)
Ratio of Expenses to Average Net Assets, excluding
Dividends on Securities Sold Short	2.07%(a)	2.04%	1.99%(a)
Ratio of Dividend Expenses to Average Net Assets	0.10%(a)	0.05%	0.01%(a)
Ratio of Expenses to Average Net Assets, including
Dividends on Securities Sold Short	2.17%(a)	2.09%	2.00%(a)
Ratio of Net Investment Loss to Average Net Assets	(0.82)% (a)	(0.68)%	(1.21)% (a)
Portfolio Turnover Rate	31.69%	98.20%	73.81%

* For the period December 30, 2003 (commencement of investment operations) through October 31, 2004

** Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

*** Total return in the above table represent the return that the investor would have earned or lost over the period indicated on an investment assuming reinvestment of dividends, and is not annualized for periods of less than one year.

(a) Annualized

The accompanying notes are an integral part of these financial statements.

GEORGETOWNE LONG/SHORT FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2006 (UNAUDITED)

Note 1. Organization

The Georgetowne Long/Short Fund (the "Fund”) is a non-diversified series of the Georgetowne Funds (the “Trust”), an open-end investment company. The Trust was organized in Ohio as a business trust under an Agreement and Declaration of Trust dated February 18, 2003. The Fund commenced operations on December 30, 2003.  The Fund may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objective and policies. At present, there is only one series authorized by the Trust. The Georgetowne Fund Management Corporation is the adviser to the Fund (the “Adviser”).  The Fund’s investment objective is long term growth of capital. The Fund employs a long/short strategy, in which under normal circumstances the Fund’s portfolio will consist of both long and short positions. The Fund will usually have a portion of its portfolio short (up to 90%). Short selling magnifies the potential for both gain and loss to the Fund and its investors.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with

GEORGETOWNE LONG/SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund`s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year`s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in market value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement

The Trust has a Management Agreement with the Adviser. Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  The Adviser pays all ordinary operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services and the payment of Fund ordinary operating expenses, the Adviser receives an annual investment management fee of 1.99% of the average daily net assets of the Fund. For the six months ended April 30, 2006, the Adviser earned a fee of $3,904 from the Fund.

No trustee fees were earned for the six months ended April 30, 2006.

Note 4. Related Party Transactions

Paul K. Hoffmeister is the control person of the Adviser and also serves as a trustee and officer of the Trust.  Mr. Hoffmeister receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at April 30, 2006 was $399,471 representing 38,410 shares outstanding.

Transactions in capital stock were as follows:

	Six Months Ended 4/30/2006		Year Ended 10/31/ 2005
	Shares	Amount	Shares	Amount
Shares Sold	3,035	$35,001	4,336	$45,437
Shares issued in reinvestment of distributions	2,324	23,871	-	-
Shares redeemed	-	-	(1,401)	(15,504)
Net Increase	5,359	$58,872	2,935	$29,933

Note 6. Options

As of April 30, 2006, the Fund had outstanding written call options valued at $40.

Transactions in written call options during the six months ended April 30, 2006 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at November 1, 2005	0	$0
Options written	10	922
Options exercised	(2)	(214)
Options expired	(6)	(540)
Options terminated in closing purchase transaction	(0)	(0)
Options outstanding at April 30, 2006	2	$ 168

As of April 30, 2006, the Fund held put options valued at $15.

Transactions in put options purchased during the six months ended April 30, 2006 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at November 1, 2005	0	$0
Options purchased	152	2,196
Options outstanding at April 30, 2006	152	$ 2,196

Note 7. Investment Transactions

For the six months ended April 30, 2006, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, options and securities sold short aggregated $64,100 and $52,790, respectively.  Purchases and sales of securities sold short aggregated $226,338 and $201,168, respectively. Purchases and sales of options aggregated $2,196 and $922, respectively.   Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at April 30, 2006 was $409,749 excluding proceeds from securities sold short and options written totaling $72,991.

At April 30, 2006, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including positions in securities sold short and options written was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$81,055	($29,153)	$51,902

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed ordinary income	$(1,623)
Undistributed long-term capital gain	2,931
Unrealized appreciation on investments; options and securities sold short	51,902
$ 53,210

The Fund paid a short-term capital gain of $0.44 per share and a long-term capital gain of $0.26 per share for a total distribution of $23,871 for the six months ended April 30, 2006. No distributions were paid during the fiscal year ended October 31, 2005.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2006, the Hoffmeister family, in aggregate, owned over 86% of the Fund.

GEORGETOWNE LONG/SHORT FUND

EXPENSE ILLUSTRATION

APRIL 30, 2006 (UNAUDITED)

Expense Example

As a shareholder of the Georgetowne Long/Short Fund, you incur ongoing costs which typically consist of management fees, interest, and dividend expense on securities sold short. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2005 through April 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

GEORGETOWNE LONG/SHORT FUND

EXPENSE ILLUSTRATION (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

	Beginning Account	Ending Account	Expenses Paid During the Period*
	Value	Value	11/1/2005
	11/1/ 2005	4/30/2006	to 4/30/2006

Actual	$1,000.00	$1,190.66	$11.79
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.03	$10.84

* Expenses are equal to the Fund's annualized expense ratio of 2.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

GEORGETOWNE LONG/SHORT FUND

ADDITIONAL INFORMATION

APRIL 30, 2006 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877) 257-4240 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request (1) by calling the Fund at (877) 257-4240 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (877) 257-4240.

Approval of Management Agreement - The Board of Trustees renewed the Management Agreement at a meeting held on November 29, 2005.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.  As to the nature, extent, and quality of the services provided by the adviser, the Board considered the Adviser’s investment philosophy and short sale strategy.  In addition, the Trustees reviewed the Adviser’s Form ADV which described operations and policies of the Adviser.  The Trustees reviewed a report prepared by the Adviser for the Trustees with information relevant to their deliberations (the “Report”).  The report included information regarding, among other things, the personnel of the Adviser and the Adviser’s compliance activities.  The Adviser certified to the Board that it had complied with the Trust’s Code of Ethics.  Based on this information and their discussions with Mr. Hoffmeister, the Trustees concluded that the Adviser has the ability to provide high quality advisory services to the Fund, and that the nature and extent of services provided by the Adviser were reasonable and consistent with the Board’s expectations.

GEORGETOWNE LONG/SHORT FUND

ADDITIONAL INFORMATION (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

As to the Fund’s performance, the Trustees reviewed information in the Report regarding the Fund’s returns since inception and for the fiscal year ended October 31, 2005.  The Fund’s performance was compared to a peer group of mutual funds as well as the S&P 500 and the Nasdaq Composite indexes.  The peer group was assembled by the Adviser and consisted primarily of long/short funds and some alternative investment strategy funds such as market neutral funds.  Mr. Hoffmeister explained that these funds are classified as “specialty diversified equity,” and was selected by the Adviser because they utilize investment strategies commonly associated with hedge funds, and because he considers these fund to be managed by talented advisers.  The Board noted that while the Fund’s performance was the median of the peer group, the Fund outperformed the S&P 500 and the NASDAQ Composite in the last fiscal year.  The Trustees indicated that they were satisfied with the Fund’s performance.

The Trustees reviewed information in the Report comparing the expense ratio of the Fund to those the peer group.  Mr. Hoffmeister noted that, while the Report indicates an expense ratio of 1.99% (the unitary management fee), the Fund’s actual expenses included dividend expense will be approximately 2.09% for the fiscal year. He reminded the Board that dividends paid on stocks held short are treated as a Fund expense.  The Board agreed that while the expenses were high compared to the typical equity, they compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Fund and the complexity of the Fund’s strategy.

As to profits realized by the Adviser, the Board reviewed information regarding the Adviser’s expected profitability for 2005, and an income and expense statement for 2004.  The Board concluded that, with Mr. Hoffmeister’s assurance that he personally guarantees the obligations of the Adviser, the Adviser has adequate resources to fulfill its responsibilities under the Agreement.  The Board then discussed additional benefits received by the Adviser was not extensively profitable, and that a discussion of economies of scale was not relevant at this time due to the small size of the Fund.  The Trustees determined that the overall arrangement provided under the terms of the Agreement was in the best interests of the Trust and the Fund’s shareholders.

Board of Trustees

Paul K. Hoffmeister

Charles P. Clemens

David E. Hannoush

Michael J. Regan

Investment Adviser

Georgetowne Fund Management Corporation

7 Reddy Lane

Loudonville, NY  12211

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Auditors

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Georgetowne Long/Short Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 23, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date July 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date July 8, 2006